Schedule of Investments (unaudited)
November 30, 2024
iShares® MSCI Qatar ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Air Freight & Logistics — 0.6%
Gulf Warehousing Co.	447,652	$391,174
Banks — 54.0%
Commercial Bank PSQC (The)	2,583,555	2,974,967
Doha Bank QPSC	2,303,777	1,156,943
Dukhan Bank	1,665,026	1,619,470
Lesha Bank LLC(a)	1,064,911	390,506
Masraf Al Rayan QSC	4,523,946	2,983,588
Qatar International Islamic Bank QSC	880,302	2,561,713
Qatar Islamic Bank QPSC	1,548,956	8,881,495
Qatar National Bank QPSC	3,118,602	14,623,657
		35,192,339
Chemicals — 3.3%
Mesaieed Petrochemical Holding Co.	5,083,101	2,135,851
Construction & Engineering — 0.7%
Estithmar Holding QPSC(a)	894,960	436,777
Construction Materials — 1.2%
Qatar National Cement Co. QSC	463,884	470,373
Qatari Investors Group QSC	732,472	315,007
		785,380
Consumer Staples Distribution & Retail — 0.8%
Al Meera Consumer Goods Co. QSC	136,918	544,142
Diversified Telecommunication Services — 3.8%
Ooredoo QPSC	758,838	2,464,246
Energy Equipment & Services — 1.3%
Gulf International Services QSC	991,645	829,760
Financial Services — 0.5%
Salam International Investment Ltd. QSC	1,640,633	297,438
Food Products — 0.6%
Baladna	1,065,101	386,486
Health Care Providers & Services — 0.6%
Medicare Group	316,966	406,180
Security	Shares	Value
Industrial Conglomerates — 8.6%
Aamal Co.(a)	2,451,342	$578,882
Industries Qatar QSC	1,332,574	4,747,287
Mannai Corp. QSC	236,140	240,998
		5,567,167
Insurance — 1.6%
Qatar Insurance Co. SAQ	1,866,277	1,067,541
IT Services — 0.4%
Meeza QSTP LLC, NVS	314,890	276,544
Marine Transportation — 4.0%
Qatar Navigation QSC	862,231	2,582,436
Metals & Mining — 1.5%
Qatar Aluminum Manufacturing Co.	2,806,729	975,204
Multi-Utilities — 2.8%
Qatar Electricity & Water Co. QSC	422,623	1,838,648
Oil, Gas & Consumable Fuels — 7.7%
Qatar Fuel QSC	547,432	2,223,661
Qatar Gas Transport Co. Ltd.	2,467,668	2,820,306
		5,043,967
Real Estate Management & Development — 4.6%
Barwa Real Estate Co.	2,058,291	1,562,279
Ezdan Holding Group QSC(a)	1,940,807	623,054
Mazaya Real Estate Development QPSC	1,394,505	231,039
United Development Co. QSC	1,870,872	579,205
		2,995,577
Wireless Telecommunication Services — 1.4%
Vodafone Qatar QSC	1,845,212	930,197
Total Investments — 100.0% (Cost: $50,949,226)		65,147,054
Other Assets Less Liabilities — 0.0%		14,104
Net Assets — 100.0%		$65,161,158

(a)	Non-income producing security.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares(a)	$150,000	$—	$(150,000)(b)	$—	$—	$—	—	$326	$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Qatar ETF

Fair Value Hierarchy as of Period End (continued)
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$17,946,597	$47,200,457	$—	$65,147,054

NVS	Non-Voting Shares